UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

    INVESTMENT COMPANY ACT FILE NUMBER 811-3967


FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2006

DATE OF REPORTING PERIOD:  JUNE 30, 2006

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows



Portfolio of Investments (unaudited)
FIRST INVESTORS CASH MANAGEMENT FUND
June 30, 2006

----------------------------------------------------------------------------------------------



           Principal                                                  Interest
              Amount  Security                                            Rate*          Value
----------------------------------------------------------------------------------------------
                      CORPORATE NOTES--53.7%
             $4,500M  American General Finance Corp., 7/18/06             5.25%     $4,488,841
              1,773M  Bank of America Corp., 10/15/06                     5.06       1,770,829
              5,750M  Brown Forman Corp., 7/6/06   +                      5.08       5,745,930
                      Chevron Funding Corp.:
              3,000M      7/7/06                                          4.96       2,997,505
              3,000M      7/10/06                                         5.09       2,996,177
              1,105M  Cleveland Electric & Toledo Edison, 7/1/07
                        (Ambac Insured)                                   5.65       1,120,620
              2,000M  Concentrate Manufacturing Co. of Ireland, +         5.19       1,995,381
                      Dupont (E.I.) de Nemours & Co.:
              2,000M      7/10/06 +                                       5.01       1,997,488
              4,000M      7/13/06 +                                       5.16       3,993,119
                      Florida Power & Light Co.:
              1,500M      7/12/06                                         5.30       1,497,570
              5,000M      7/27/06                                         5.27       4,980,956
              4,549M  Gannett Co., Inc., 7/7/06   +                       5.01       4,545,189
                      General Electric Capital Corp.:
              1,000M      7/12/06                                         5.03         998,456
              2,500M      7/12/06                                         5.05       2,496,126
              2,500M      9/25/06                                         5.20       2,485,105
              6,500M  Hershey Foods Corp., 7/6/06   +                     4.95       6,495,507
              6,000M  IBM Capital Inc., 7/26/06   +                       5.21       5,978,276
              1,500M  Madison Gas & Electric Co., 7/10/06                 5.07       1,498,093
                500M  McDonald's Corp., 4/30/07                           5.32         500,218
              5,750M  McGraw-Hill Cos., Inc., 7/12/06                     5.02       5,741,153
              3,300M  Merrill Lynch & Co., Inc., 7/14/06                  5.19       3,293,806
              4,000M  National Rural Utilities Cooperative Finance Corp.,
                          7/11/06                                         5.10       3,994,320
              5,000M  Paccar Financial Corp., 7/7/06                      5.25       4,995,624
              7,500M  Prudential Funding Corp., 7/10/06                   5.13       7,490,365
              4,000M  Southern Co. Funding Corp., 7/5/06   +              5.04       3,997,753
              5,000M  Toyota Motor Credit Corp., 7/31/06                  5.23       4,978,183
              5,750M  Wal-Mart Stores, Inc., 8/8/06   +                   5.22       5,718,299
----------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $98,790,889)                                   98,790,889
----------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS--25.9%
                      Fannie Mae:
                628M      7/3/06                                          3.64         628,000
              1,000M      9/22/06                                         4.81         995,955
                719M      12/26/06                                        4.77         709,538
                678M      12/29/06                                        5.20         667,815
              1,850M      2/12/07                                         5.00       1,833,297
              1,000M  Federal Farm Credit Bank, 7/21/06                   3.83         999,084
                      Federal Home Loan Bank:
              1,830M      7/6/06                                          4.48       1,829,718
              5,000M      7/6/06                                          5.04       4,996,498
              9,750M      7/7/06                                          5.06       9,741,776
              1,200M      7/10/06                                         4.29       1,199,325
              2,000M      7/28/06                                         4.17       1,997,576
              2,100M      10/16/06                                        4.71       2,087,321
                750M      11/3/06                                         5.16         746,809
              1,000M      11/28/06                                        4.93         992,260
                400M      3/14/07                                         5.05         395,821
                705M      6/19/07                                         5.64         702,908
                      Freddie Mac:
              1,000M      7/7/06                                          3.83         999,700
              2,500M      11/3/06                                         4.51       2,499,960
              2,150M      11/9/06                                         4.67       2,148,647
              2,000M      11/22/06                                        5.12       1,984,869
              1,000M      12/11/06                                        4.71         990,132
              3,000M      12/29/06                                        4.75       3,000,000
              1,000M      4/12/07                                         5.72         995,379
              1,295M      4/13/07                                         5.15       1,295,000
              1,950M      5/11/07                                         5.30       1,950,000
              1,350M      6/22/07                                         5.42       1,350,000
----------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $47,737,388)                47,737,388
----------------------------------------------------------------------------------------------
                      FLOATING RATE NOTES--14.5%
              2,000M  Bank One Corp., 8/11/06                             5.28       2,000,387
              1,000M  Fannie Mae, 9/7/06                                  5.01         999,924
              2,000M  Federal Home Loan Bank, 12/22/06                    4.00       1,993,084
              2,000M  Fifth Third Bancorp, 9/22/06   ++                   5.28       2,000,000
              1,250M  International Business Machines Corp., 6/28/07      5.49       1,250,395
                      Merrill Lynch & Co., Inc.:
              1,480M      12/22/06                                        5.59       1,481,355
              1,500M      5/29/07                                         5.18       1,500,000
              5,750M  US Bank, NA, 1/25/07                                5.06       5,750,000
              4,750M  Wachovia Bank, NA, 12/4/06                          5.22       4,750,000
              4,865M  Wells Fargo & Co., 9/15/06                          5.42       4,865,865
----------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $26,591,010)                               26,591,010
----------------------------------------------------------------------------------------------
                      CERTIFICATES OF DEPOSIT--2.6%
              4,750M  Citibank, NA, 8/22/06 (cost $4,750,000)             5.15       4,750,000
----------------------------------------------------------------------------------------------
                      BANKERS' ACCEPTANCES--2.4%
              4,412M  Bank of America, NA, 8/22/06 (cost $4,378,749)      5.21       4,378,749
----------------------------------------------------------------------------------------------
Total Value of Investments (cost $182,248,036)**                          99.1%    182,248,036
Other Assets, Less Liabilities                                              .9       1,734,499
----------------------------------------------------------------------------------------------
Net Assets                                                               100.0%   $183,982,535
==============================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund.
   The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect on June 30, 2006.

** Aggregate cost for federal income tax purposes is the same

 + Security exempt from registration under Secton 4(2) of the Securities Act of 1933.
   Certain restricted securities are exempt from the registration requirements under Section
   4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2006, the Fund held nine Section 4(2) securities with an aggregate value of $40,466,942 representing 22.0% of the Fund's net assets.

++ Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the
   Securities Act of 1933 and may only be sold to qualified institutional investors.  At June
   30, 2006, the Fund held one 144A security with a value of $2,000,000 representing 1.1% of the Fund's net assets.




Portfolio of Investments (unaudited)
FIRST INVESTORS GOVERNMENT FUND
June 30, 2006

----------------------------------------------------------------------------------------



           Principal
              Amount   Security                                                    Value
----------------------------------------------------------------------------------------
                       MORTGAGE-BACKED CERTIFICATES--95.7%
                       Fannie Mae--11.7%
            $23,568M   5.5%, 4/1/2033 - 9/1/2035                             $22,707,385
----------------------------------------------------------------------------------------
                       Freddie Mac--2.2%
              4,319M   5.5%, 2/1/2035                                          4,152,721
----------------------------------------------------------------------------------------
                       Government National Mortgage Association I
                          Program--81.8%
             16,835M   5%, 6/15/2033 - 3/15/2036                              15,951,021
             51,806M   5.5%, 3/15/2033 - 11/15/2035                           50,290,637
             56,664M   6%, 3/15/2031 - 5/15/2036                              56,301,099
             23,383M   6.5%, 10/15/2028 - 8/15/2035                           23,788,173
              7,879M   7%, 4/15/2032 - 8/15/2035                               8,144,351
              3,551M   7.5%, 7/15/2023 - 6/15/2034                             3,713,172
----------------------------------------------------------------------------------------
                                                                             158,188,453
----------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $192,057,564)              185,048,559
----------------------------------------------------------------------------------------
                       SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--3.6%
              7,000M   U.S. Treasury Bills, 4.52%, 7/6/06 (cost $6,995,597)    6,995,597
----------------------------------------------------------------------------------------
Total Value of Investments (cost $199,053,161)                     99.3%     192,044,156
Other Assets, Less Liabilities                                       .7        1,288,267
----------------------------------------------------------------------------------------
Net Assets                                                        100.0%    $193,332,423
========================================================================================

At June 30, 2006, the cost of investments for federal income tax purposes was
$199,053,161. Accumulated net unrealized depreciation on investments was $7,009,005, consisting of $53,978 gross unrealized appreciation and $7,062,983 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS INVESTMENT GRADE FUND
June 30, 2006

--------------------------------------------------------------------------------------------------------------




         Principal
            Amount    Security                                                                           Value
--------------------------------------------------------------------------------------------------------------
                      CORPORATE BONDS--61.7%
                      Aerospace/Defense--2.1%
             $1,700M  Boeing Co., 7.25%, 2025                                                       $1,920,806
                      Honeywell International, Inc.:
              1,050M      7.5%, 2010                                                                 1,113,491
                975M      6.125%, 2011                                                                 994,065
                400M  Precision Castparts Corp., 5.6%, 2013                                            386,674
                717M  TRW, Inc., 7.125%, 2009                                                          741,339
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,156,375
--------------------------------------------------------------------------------------------------------------
                      Automotive--.7%
              1,700M  Daimler Chrysler NA Holdings Corp., 5.75%, 2009                                1,684,795
--------------------------------------------------------------------------------------------------------------
                      Chemicals--1.3%
              1,700M  Air Products & Chemicals, Inc., 4.125%, 2010                                   1,597,898
              1,700M  Cabot Corp., 5.25%, 2013  +                                                    1,609,378
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,207,276
--------------------------------------------------------------------------------------------------------------
                      Consumer Durables--.6%
              1,650M  Black & Decker Corp., 4.75%, 2014                                              1,486,708
--------------------------------------------------------------------------------------------------------------
                      Consumer Non-Durables--3.4%
              2,250M  Avon Products, Inc., 4.2%, 2018                                                1,878,365
                      Colgate-Palmolive Co.:
              1,800M      7.84%, 2007                                                                1,831,253
                710M      5.98%, 2012                                                                  722,326
              1,600M  Newell Rubbermaid, Inc., 6.75%, 2012                                           1,649,354
              1,350M  Procter & Gamble Co., 4.85%, 2015                                              1,263,346
                775M  Rubbermaid, Inc., 6.6%, 2006                                                     777,673
--------------------------------------------------------------------------------------------------------------
                                                                                                     8,122,317
--------------------------------------------------------------------------------------------------------------
                      Energy--.3%
                800M  Texaco Capital, Inc., 8.25%, 2006                                                804,565
--------------------------------------------------------------------------------------------------------------
                      Financial--7.1%
                875M  American General Finance Corp., 8.125%, 2009                                     933,405
                900M  Caterpillar Financial Services Corp., 4.6%, 2014                                 831,327
              2,100M  CIT Group, Inc., 7.75%, 2012                                                   2,279,115
                      ERAC USA Finance Enterprise Co.:
              1,775M      7.35%, 2008   +                                                            1,822,645
              1,170M      8%, 2011  +                                                                1,265,285
                863M  Ford Motor Credit Co., 9.75%, 2010  +                                            841,599
                      General Electric Capital Corp.:
                700M      8.5%, 2008                                                                   736,910
              1,000M      5.45%, 2013                                                                  984,259
              2,125M  General Motors Acceptance Corp., 6.125%, 2007                                  2,116,536
              1,700M  Goldman Sachs Group, Inc., 6.45%, 2036                                         1,633,879
              1,825M  Household Finance Corp., 6.5%, 2008                                            1,858,257
              1,700M  Lehman Brothers Holdings, Inc., 5.75%, 2011                                    1,696,848
--------------------------------------------------------------------------------------------------------------
                                                                                                    17,000,065
--------------------------------------------------------------------------------------------------------------
                      Financial Services--10.3%
              1,700M  Bank of America Corp., 7.4%, 2011                                              1,810,565
              1,700M  Citigroup, Inc., 6%, 2033                                                      1,615,721
              1,750M  Comerica, 7.125%, 2013                                                         1,764,744
              1,200M  First Union National Bank, 7.8%, 2010                                          1,285,436
              1,000M  Fleet Capital Trust II, 7.92%, 2026                                            1,046,528
              1,500M  Florida Windstorm Underwriting Assoc., 7.125%, 2019  +                         1,623,675
                625M  Greenpoint Bank, 9.25%, 2010                                                     702,605
              1,700M  Hibernia Corp., 5.35%, 2014                                                    1,606,502
              1,700M  JPMorgan Chase & Co., 5.6%, 2011                                               1,689,458
              2,125M  MetLife, Inc., 5.7%, 2035                                                      1,901,907
              1,200M  National City Bank of Pennsylvania, 7.25%, 2011                                1,284,380
              1,505M  Nationsbank Corp., 7.8%, 2016                                                  1,703,631
              1,298M  Republic NY Corp., 7.75%, 2009                                                 1,368,627
              2,000M  Royal Bank of Scotland Group PLC, 5%, 2014                                     1,892,744
                900M  U.S. Bank NA, 6.3%, 2014                                                         924,175
                      Washington Mutual, Inc.:
                565M    5.95%, 2013                                                                    559,227
              1,825M    8.25%, 2010                                                                  1,958,466
--------------------------------------------------------------------------------------------------------------
                                                                                                    24,738,391
--------------------------------------------------------------------------------------------------------------
                      Food/Beverage/Tobacco--2.3%
              1,700M  Altria Group, Inc., 7%, 2013                                                   1,796,072
                910M  Bottling Group, LLC, 5%, 2013                                                    866,694
              1,745M  ConAgra Foods, Inc., 6.75%, 2011                                               1,800,648
              1,000M  Pepsi Bottling Group, Inc., 7%, 2029                                           1,080,564
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,543,978
--------------------------------------------------------------------------------------------------------------
                      Food/Drug--1.4%
              1,550M  Delhaize America, Inc., 8.125%, 2011                                           1,637,860
                      Safeway, Inc.:
                510M      7%, 2007                                                                     517,105
                450M      9.3%, 2007                                                                   457,110
                700M      6.5%, 2011                                                                   708,161
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,320,236
--------------------------------------------------------------------------------------------------------------
                      Forest Products/Container--2.1%
                      International Paper Co.:
              1,800M    5.85%, 2012                                                                  1,774,510
              1,690M    6.75%, 2011                                                                  1,748,067
              1,725M  Sappi Papier Holding AG, 6.75%, 2012  +                                        1,615,671
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,138,248
--------------------------------------------------------------------------------------------------------------
                      Gaming/Leisure--1.4%
                750M  MGM Mirage, Inc., 8.5%, 2010                                                     782,813
                750M  Park Place Entertainment Corp., 9.375%, 2007                                     765,000
              1,700M  Starwood Hotels Resorts, 7.375%, 2007                                          1,719,125
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,266,938
--------------------------------------------------------------------------------------------------------------
                      Health Care--1.9%
              1,880M  Becton, Dickinson & Co., 7.15%, 2009                                           1,963,500
              1,130M  Tenet Healthcare Corp., 6.375%, 2011                                           1,014,175
              1,500M  Wyeth, 6.95%, 2011                                                             1,566,362
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,544,037
--------------------------------------------------------------------------------------------------------------
                      Manufacturing--2.9%
              1,112M  Hanson Australia Funding, Ltd., 5.25%, 2013                                    1,052,765
                646M  Hanson PLC, 7.875%, 2010                                                         691,195
                      Ingersoll-Rand Co.:
              1,600M      4.75%, 2015                                                                1,476,949
                875M      9%, 2021                                                                   1,140,657
                      United Technologies Corp.:
                900M      6.5%, 2009                                                                   922,187
              1,600M      7.125%, 2010                                                               1,689,578
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,973,331
--------------------------------------------------------------------------------------------------------------
                      Media-Broadcasting--1.6%
                      Comcast Cable Communications, Inc.:
                705M      8.375%, 2007                                                                 719,978
              2,000M      7.125%, 2013                                                               2,097,924
                400M  Cox Communications, Inc., 4.625%, 2013                                           359,544
                700M  PanAmSat Corp., 6.375%, 2008                                                     700,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,877,446
--------------------------------------------------------------------------------------------------------------
                      Media-Diversified--2.2%
                575M  AOL Time Warner, Inc., 6.875%, 2012                                              594,955
              1,480M  Cox Enterprises, Inc., 8%, 2007  +                                             1,492,605
                500M  Houghton Mifflin Co., 7.2%, 2011                                                 505,000
                500M  News America, Inc., 5.3%, 2014                                                   475,270
              1,000M  Time Warner, Inc., 9.125%, 2013                                                1,144,965
                      Viacom, Inc.:
                500M      8.625%, 2012                                                                 554,514
                360M      8.875%, 2014                                                                 407,246
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,174,555
--------------------------------------------------------------------------------------------------------------
                      Metals/Mining--1.1%
              1,300M  Alcoa, Inc., 6%, 2012                                                          1,310,313
              1,350M  Thiokol Corp., 6.625%, 2008                                                    1,367,858
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,678,171
--------------------------------------------------------------------------------------------------------------
                      Real Estate Investment Trusts--3.6%
              1,654M  Archstone-Smith Trust, 7.9%, 2016                                              1,793,778
                      AvalonBay Communities, Inc.:
              1,900M      7.5%, 2010                                                                 2,016,124
                200M      6.625%, 2011                                                                 206,062
              1,350M  Duke Weeks Realty Corp., 7.75%, 2009                                           1,423,989
              1,005M  EOP Operating LP, 8.1%, 2010                                                   1,081,643
              1,900M  Mack-Cali Realty LP, 7.75%, 2011                                               2,022,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     8,543,846
--------------------------------------------------------------------------------------------------------------
                      Retail - General Merchandise--.4%
                900M  Lowe's Cos., Inc., 8.25%, 2010                                                   982,510
--------------------------------------------------------------------------------------------------------------
                      Telecommunications--2.4%
              1,200M  Deutsche Telekom AG, 8%, 2010                                                  1,289,372
                      GTE Corp.:
                909M      6.84%, 2018                                                                  926,990
                500M      7.9%, 2027                                                                   521,374
              1,325M  Sprint Capital Corp., 6.375%, 2009                                             1,346,617
                800M  Verizon New York, Inc., 6.875%, 2012                                             811,586
                750M  Vodafone AirTouch PLC, 7.75%, 2010                                               793,316
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,689,255
--------------------------------------------------------------------------------------------------------------
                      Transportation--3.3%
              1,700M  Burlington Northern Santa Fe Corp., 4.3%, 2013                                 1,556,576
                600M  Caliber System, Inc., 7.8%, 2006                                                 600,694
                      Canadian National Railway Co.:
                850M    7.375%, 2031                                                                   980,875
              1,700M    6.25%, 2034                                                                  1,726,155
                800M  Norfolk Southern Corp., 7.7%, 2017                                               906,343
              1,700M  Union Pacific Corp., 7.375%, 2009                                              1,777,175
                300M  Union Pacific Railroad, 7.28%, 2011                                              319,685
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,867,503
--------------------------------------------------------------------------------------------------------------
                      Utilities--8.5%
              1,350M  Carolina Power & Light, Inc., 5.15%, 2015                                      1,273,253
                      Consumers Energy Co.:
                735M      6.375%, 2008                                                                 740,033
              1,800M      6.875%, 2018                                                               1,894,370
              1,450M  Dominion Resources, Inc., 5%, 2013                                             1,358,456
                720M  DPL, Inc., 6.875%, 2011                                                          745,957
              1,371M  Eastern Energy, 6.75%, 2006 +                                                  1,377,241
                795M  El Paso Energy Corp., 7.375%, 2012                                               793,013
              1,550M  Florida Power & Light Co., 5.85%, 2033                                         1,475,054
              1,700M  Georgia Power Co., 5.8%, 2035                                                  1,551,116
              1,325M  Jersey Central Power & Light Co., 5.625%, 2016                                 1,274,726
                      NiSource Finance Corp.:
                900M      7.875%, 2010                                                                 963,733
                600M      5.4%, 2014                                                                   571,942
              1,400M  OGE Energy Corp., 5%, 2014                                                     1,299,869
              1,350M  PP&L Capital Funding, Inc., 8.375%, 2007                                       1,372,734
                775M  PSI Energy, Inc., 8.85%, 2022                                                    961,492
              1,510M  Public Service Electric & Gas Co., 6.75%, 2016                                 1,596,144
                400M  South Carolina Electric & Gas Co., 6.7%, 2011                                    416,931
                900M  Wisconsin Power & Light Co., 7%, 2007                                            908,582
--------------------------------------------------------------------------------------------------------------
                                                                                                    20,574,646
--------------------------------------------------------------------------------------------------------------
                      Waste Management--.8%
                500M  Allied Waste NA, Inc., 5.75%, 2011                                               468,750
              1,400M  Waste Management, Inc., 6.875%, 2009                                           1,440,372
--------------------------------------------------------------------------------------------------------------
                                                                                                     1,909,122
--------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $154,673,969)                                                 148,284,314
--------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS--12.0%
                      Fannie Mae:
              2,600M      5.25%, 2008                                                                2,586,808
              2,600M      5.4%, 2009                                                                 2,587,296
              1,287M      5%, 2016                                                                   1,213,884
              3,700M      5%, 2017                                                                   3,458,294
              2,000M  Federal Farm Credit Bank, 6%, 2015                                             1,976,518
                      Federal Home Loan Bank:
              1,330M      4%, 2008                                                                   1,287,336
              2,800M      4.43%, 2008                                                                2,752,044
              2,600M      5.1%, 2008                                                                 2,584,124
              1,900M      4.91%, 2012                                                                1,816,202
              1,000M      7.23%, 2015                                                                1,057,487
                      Freddie Mac:
                760M      5.5%, 2015                                                                   743,009
              2,300M      5.2%, 2019                                                                 2,162,506
              1,250M      6.5%, 2020                                                                 1,233,024
              3,284M  Tennessee Valley Authority, 6.25%, 2017                                        3,475,510
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $29,682,137)                                28,934,042
--------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT OBLIGATIONS--13.6%
              1,166M  FDA Queens LP, 6.99%, 2017  +                                                  1,236,582
              2,000M  U.S. Treasury Bond, 5.375%, 2031                                               2,035,158
                      U.S. Treasury Note:
              1,800M      4.875%, 2008                                                               1,790,789
              8,690M      4.875%, 2009                                                               8,633,654
             11,720M      4.875%, 2011                                                              11,604,183
              7,500M      5.125%, 2016                                                               7,493,558
--------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $33,033,779)                                       32,793,924
--------------------------------------------------------------------------------------------------------------
                      MORTGAGE-BACKED CERTIFICATES--8.0%
                      Fannie Mae--6.2%
              5,792M  6%, 1/1/2036                                                                   5,715,726
              2,825M  6.5%, 5/1/2036                                                                 2,841,154
              2,254M  6.5%, 5/1/2036                                                                 2,266,613
              4,200M  6.5%, 6/1/2036                                                                 4,223,755
--------------------------------------------------------------------------------------------------------------
                                                                                                    15,047,248
--------------------------------------------------------------------------------------------------------------
                      Freddie Mac--1.8%
              4,339M  6%, 2/1/2036                                                                   4,274,511
--------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $19,579,620)                                      19,321,759
--------------------------------------------------------------------------------------------------------------
                      PASS THROUGH CERTIFICATES--1.8%
                      Transportation
                578M  American Airlines, Inc., 7.377%, 2019                                            529,019
              1,276M  Continental Airlines, Inc., 8.388%, 2020                                       1,243,489
              1,323M  FedEx Corp., 7.5%, 2018                                                        1,430,134
                825M  Southwest Airlines Co., 6.126%, 2006                                             826,488
                376M  Union Pacific Railroad, 6.91%, 2017                                              391,977
--------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $4,582,174)                                           4,421,107
--------------------------------------------------------------------------------------------------------------
                      MUNICIPAL BONDS--.3%
                      Housing
                800M  Virginia State Housing Development Authority -
                      Series "A", 6.51%, 2019 (cost $709,103)                                          819,968
--------------------------------------------------------------------------------------------------------------
                      SHORT-TERM CORPORATE NOTES--1.2%
              3,000M  Hershey Foods Corp., 5.09%, 7/14/06 (cost $2,994,476)  ++                      2,994,476
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $245,255,258)                                             98.6%   237,569,590
Other Assets, Less Liabilities                                                              1.4      3,407,767
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                                100.0%  $240,977,357
==============================================================================================================

 + Security exempt from registration under rule 144A of the Securities Act of 1933.  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors.
   At June 30, 2006, the Fund held nine 144A securities with an aggregate value of $12,884,681 representing 5.3% of the Fund's net assets.

++ Security exempt from registration under Secton 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the
   Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30,
   2006, the Fund held one Section 4(2) securities with an aggregate value of $2,994,476 representing 1.2% of the Fund's net assets.

   At June 30, 2006, the cost of investments for federal income tax purposes was $245,255,258.
   Accumulated net unrealized depreciation on investments was $7,685,668, consisting of
   $629,618 gross unrealized appreciation and $8,315,286 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS FUND FOR INCOME
June 30, 2006

--------------------------------------------------------------------------------------------
           Principal
              Amount
           or Shares    Security                                                       Value
--------------------------------------------------------------------------------------------
                        CORPORATE BONDS--93.3%
                        Aerospace/Defense--3.5%
             $4,775M    Alliant Techsystems, Inc., 6.75%, 2016                    $4,607,875
                        DRS Technologies, Inc.:
              5,250M        6.875%, 2013                                           5,079,375
              1,000M        6.625%, 2016                                             972,500
              5,508M    Dyncorp International, LLC, 9.5%, 2013                     5,755,860
              1,747M    GenCorp, Inc., 9.5%, 2013                                  1,864,922
              1,600M    L-3 Communications Corp., 7.625%, 2012                     1,632,000
--------------------------------------------------------------------------------------------
                                                                                  19,912,532
--------------------------------------------------------------------------------------------
                        Automotive--7.0%
              2,700M    Accuride Corp., 8.5%, 2015                                 2,605,500
                        Asbury Automotive Group, Inc.:
              3,500M        9%, 2012                                               3,482,500
              5,400M        8%, 2014                                               5,265,000
                500M    Avis Budget Car Rental, 7.75%, 2016  +                       482,500
              4,208M    Cambridge Industries Liquidating Trust, 2007 ++  **            2,630
              5,450M    Dana Corp., 9%, 2011                         ++            4,687,000
                        Delco Remy International, Inc.:
              5,800M        11%, 2009                                              3,422,000
              3,250M        9.375%, 2012                                           1,836,250
                        General Motors Acceptance Corp.:
              3,400M        4.5%, 2006                                             3,398,433
              4,350M        6.75%, 2014                                            4,046,661
              2,500M    Special Devices, Inc., 11.375%, 2008  **                   1,875,000
                500M    Tenneco Automotive, Inc., 8.625%, 2014                       501,250
              4,693M    TRW Automotive, Inc., 9.375%, 2013                         5,009,778
              3,600M    United Components, Inc., 9.375%, 2013                      3,564,000
--------------------------------------------------------------------------------------------
                                                                                  40,178,502
--------------------------------------------------------------------------------------------
                        Chemicals--10.5%
              1,940M    BCP Crystal US Holdings Corp., 9.625%, 2014                2,114,600
              3,500M    Equistar Chemicals LP, 10.625%, 2011                       3,775,625
              2,200M    Ethyl Corp., 8.875%, 2010                                  2,238,500
              6,550M    Huntsman International, LLC, 7.375%, 2015 +                6,173,375
                        Huntsman, LLC:
              1,636M        11.625%, 2010                                          1,815,960
              2,765M        11.5%, 2012                                            3,103,712
              7,000M    IMC Global, Inc., 10.875%, 2013                            7,822,500
                        Lyondell Chemical Co.:
              1,000M        9.625%, 2007                                           1,020,000
              8,000M        10.875%, 2009                                          8,160,000
              4,375M    Millennium America, Inc., 9.25%, 2008                      4,506,250
              3,500M    Nell AF Sarl, 8.375%, 2015  +                              3,381,875
              4,900M    Omnova Solutions, Inc., 11.25%, 2010                       5,218,500
              1,000M    PQ Corp., 7.5%, 2013                                         945,000
              5,526M    Terra Capital, Inc., 11.5%, 2010                           6,050,970
              3,900M    Tronox Worldwide, LLC, 9.5%, 2012  +                       4,036,500
--------------------------------------------------------------------------------------------
                                                                                  60,363,367
--------------------------------------------------------------------------------------------
                        Consumer Non-Durables--4.1%
              1,700M    Broder Brothers Co., 11.25%, 2010                          1,589,500
              4,000M    GFSI, Inc., 11%, 2011  +                                   3,800,000
                        Levi Strauss & Co.:
              4,600M        9.74%, 2012  ***                                       4,703,500
              4,000M        9.75%, 2015                                            4,020,000
              7,200M    Playtex Products, Inc., 9.375%, 2011                       7,533,000
              2,500M    Remington Arms Co., 10.5%, 2011                            2,162,500
--------------------------------------------------------------------------------------------
                                                                                  23,808,500
--------------------------------------------------------------------------------------------
                        Energy--13.1%
              5,275M    Basic Energy Services, Inc., 7.125%, 2016  +               4,932,125
              7,000M    Bluewater Finance, Ltd., 10.25%, 2012                      7,122,500
                        Chesapeake Energy Corp.:
              1,800M        7.5%, 2014                                             1,804,500
              8,850M        6.625%, 2016                                           8,274,750
                        Compagnie Generale de Geophysique:
              3,600M        7.5%, 2015  +                                          3,537,000
                750M        7.5%, 2015                                               736,875
              4,250M    Delta Petroleum Corp., 7%, 2015                            3,973,750
              4,075M    Dresser, Inc., 9.375%, 2011                                4,146,312
             13,750M    El Paso Production Holding Co., 7.75%, 2013               13,921,875
              1,800M    Energy Partners, Ltd., 8.75%, 2010                         1,741,500
                        Giant Industries, Inc.:
              5,493M        11%, 2012                                              5,987,370
              4,150M        8%, 2014                                               4,118,875
              1,350M    Hilcorp Energy, 9%, 2016  +                                1,366,875
                250M    Hornbeck Offshore Services, Inc., 6.125%, 2014               233,125
                        Pacific Energy Partners, LP:
              1,000M        7.125%, 2014                                           1,015,000
                250M        6.25%, 2015                                              243,750
              2,650M    POGO Producing Co., 6.875%, 2017                           2,467,813
                        Stone Energy Corp.:
              5,340M        8.24%, 2010  +  ***                                    5,340,000
                900M        6.75%, 2014                                              907,875
              3,490M    Tesoro Corp., 6.25%, 2012  +                               3,332,950
--------------------------------------------------------------------------------------------
                                                                                  75,204,820
--------------------------------------------------------------------------------------------
                        Financial Services--.8%
              2,175M    Saxon Capital, Inc., 12%, 2014  +                          2,202,188
              2,600M    Targeted Return Index Securities Trust, 7.548%, 2006+      2,552,345
--------------------------------------------------------------------------------------------
                                                                                   4,754,533
--------------------------------------------------------------------------------------------
                        Food/Beverage/Tobacco--1.2%
                        Land O'Lakes, Inc.:
              1,800M        9%, 2010                                               1,881,000
                725M        8.75%, 2011                                              750,375
              1,800M    Pierre Foods, Inc., 9.875%, 2012                           1,840,500
              2,250M    Southern States Cooperative, Inc., 10.5%,  +               2,362,500
--------------------------------------------------------------------------------------------
                                                                                   6,834,375
--------------------------------------------------------------------------------------------
                        Food/Drug--1.1%
              6,250M    Ingles Markets, Inc., 8.875%, 2011                         6,570,313
--------------------------------------------------------------------------------------------
                        Forest Products/Containers--.7%
              2,150M    Stone Container Corp., 9.75%, 2011                         2,219,875
              2,000M    Tekni-Plex, Inc., 8.75%, 2013  +                           1,910,000
--------------------------------------------------------------------------------------------
                                                                                   4,129,875
--------------------------------------------------------------------------------------------
                        Gaming/Leisure--7.1%
              4,250M    Circus & Eldorado/Silver Legacy, 10.125%, 2012             4,510,312
              2,200M    Herbst Gaming, Inc., 8.125%, 2012                          2,227,500
              4,500M    Isle of Capri Casinos, Inc., 7%, 2014                      4,269,375
              5,220M    Mandalay Resort Group, 6.375%, 2011                        4,991,625
              6,960M    MGM Mirage, Inc., 6.625%, 2015                             6,525,000
                        Park Place Entertainment Corp.:
              3,500M        9.375%, 2007                                           3,570,000
              5,000M        7%, 2013                                               5,096,000
              9,745M    Speedway Motorsports, Inc., 6.75%, 2013                    9,501,375
                500M    Station Casinos, Inc., 6.875%, 2016                          468,750
--------------------------------------------------------------------------------------------
                                                                                  41,159,937
--------------------------------------------------------------------------------------------
                        Health Care--8.4%
              3,150M    Alliance Imaging, Inc., 7.25%, 2012                        2,819,250
              4,000M    Encore Medical IHC, Inc., 9.75%, 2012                      4,040,000
              3,480M    Fisher Scientific International, Inc., 6.125%, 2015        3,371,250
              4,400M    Genesis Health Ventures, Inc., 9.75%, 2008   ++  **            2,750
                        HCA, Inc.:
              6,100M        6.75%, 2013                                            5,855,561
              4,350M        6.5%, 2016                                             4,043,873
              4,000M    Insight Health Services Corp., 9.875%, 2011                1,780,000
              1,800M    MedQuest, Inc., 11.875%, 2012                              1,678,500
              4,000M    Omnicare, Inc., 6.875%, 2015                               3,820,000
                900M    Res-Care, Inc., 7.75%, 2013                                  897,750
                        Tenet Healthcare Corp.:
             12,400M        6.375%, 2011                                          11,129,000
              2,250M        9.25%, 2015  +                                         2,216,250
              6,820M    Triad Hospitals, Inc., 7%, 2013                            6,666,550
--------------------------------------------------------------------------------------------
                                                                                  48,320,734
--------------------------------------------------------------------------------------------
                        Housing--4.2%
              4,360M    Beazer Homes USA, Inc., 6.875%, 2015                       3,989,400
              6,100M    Builders First Source, Inc., 9.42%, 2012  ***              6,283,000
                900M    NTK Holdings, Inc., 0%--10.75%, 2014      #                  655,875
              7,700M    Ply Gem Industries, Inc., 9%, 2012                         7,045,500
                        William Lyon Homes, Inc.:
              4,500M        7.625%, 2012                                           3,757,500
              2,700M        10.75%, 2013                                           2,605,500
--------------------------------------------------------------------------------------------
                                                                                  24,336,775
--------------------------------------------------------------------------------------------
                        Information Technology--.6%
              3,000M    Exodus Communications, Inc., 10.75%, 2009  ++  **              1,875
                        Iron Mountain, Inc.:
              1,000M        8.625%, 2013                                           1,005,000
              1,000M        6.625%, 2016                                             905,000
              1,300M    Sanmina - SCI Corp., 8.125%, 2016                          1,274,000
                500M    Xerox Corp., 6.4%, 2016                                      474,375
--------------------------------------------------------------------------------------------
                                                                                   3,660,250
--------------------------------------------------------------------------------------------
                        Investment/Finance Companies--1.1%
              5,500M    LaBranche & Co., Inc., 11%, 2012                           6,050,000
--------------------------------------------------------------------------------------------
                        Manufacturing--2.1%
              1,740M    Case New Holland, Inc., 7.125%, 2014  +                    1,670,400
                334M    Columbus McKinnon Corp., 10%, 2010                           364,060
              2,500M    Itron, Inc., 7.75%, 2012                                   2,562,500
              2,600M    Stewart & Stevenson, LLC, 10%, 2014   +                    2,622,750
                        Wolverine Tube, Inc.:
              3,500M        7.375%, 2008  +                                        2,852,500
              2,500M        10.5%, 2009                                            2,087,500
--------------------------------------------------------------------------------------------
                                                                                  12,159,710
--------------------------------------------------------------------------------------------
                        Media-Broadcasting--4.7%
              5,250M    Block Communications, Inc., 8.25%, 2015   +                5,066,250
                        Clear Channel Communications, Inc.:
              2,820M        5.5%, 2014                                             2,557,038
              6,100M        4.9%, 2015                                             5,215,878
              5,000M    Nexstar Finance Holding, LLC, 0%--11.375%, #               4,075,000
                450M    Nexstar Finance, Inc., 7%, 2014                              411,750
              3,000M    Sinclair Broadcasting Group, Inc., 8%, 2012                3,060,000
                        Young Broadcasting Inc.:
              2,920M        10%, 2011                                              2,613,400
              4,900M        8.75%, 2014                                            4,116,000
--------------------------------------------------------------------------------------------
                                                                                  27,115,316
--------------------------------------------------------------------------------------------
                        Media-Cable TV--9.2%
              8,745M    Adelphia Communications Corp. , 10.25%, 2011  ++           5,072,100
              6,250M    Atlantic Broadband Finance, LLC, 9.375%, 2014              5,906,250
              6,900M    Cablevision Systems Corp., 8%, 2012                        6,839,625
                        Charter Communications Holdings, LLC:
              8,500M        10%, 2009                                              6,715,000
              2,000M        10.25%, 2010                                           1,330,000
              8,250M        0%-11.75%, 2011  #                                     5,156,250
              2,000M        8%, 2012   +                                           2,000,000
              4,625M    CSC Holdings, Inc., 8.125%, 2009                           4,729,062
              8,690M    Echostar DBS Corp., 6.375%, 2011                           8,342,400
                        Mediacom LLC/Mediacom Capital Corp.:
              4,000M        7.875%, 2011                                           3,820,000
              2,000M        9.5%, 2013                                             2,000,000
              1,000M    Quebecor Media, Inc., 7.75%, 2016  +                         985,000
--------------------------------------------------------------------------------------------
                                                                                  52,895,687
--------------------------------------------------------------------------------------------
                        Media-Diversified--3.3%
              5,200M    Cenveo, Inc., 7.875%, 2013                                 5,096,000
                        MediaNews Group, Inc.:
              2,625M        6.875%, 2013                                           2,401,875
              1,750M        6.375%, 2014                                           1,540,000
              1,500M    R.H. Donnelley Financial Corp., 10.875%, 2  +              1,653,750
                        Six Flags, Inc.:
              2,500M        8.875%, 2010                                           2,387,500
              1,800M        9.625%, 2014                                           1,647,000
              3,400M    Universal City Development Partners, Ltd., 11.75%, 2010    3,718,750
                250M    Universal City Florida Holding Co., 9.899%  ***              259,375
--------------------------------------------------------------------------------------------
                                                                                  18,704,250
--------------------------------------------------------------------------------------------
                        Metals/Mining--1.0%
              1,750M    Metals USA, Inc., 11.125%, 2015  +                         1,925,000
              3,910M    Russell Metals, Inc., 6.375%, 2014                         3,636,300
--------------------------------------------------------------------------------------------
                                                                                   5,561,300
--------------------------------------------------------------------------------------------
                        Retail-General Merchandise--3.2%
              9,000M    Gregg Appliances, Inc., 9%, 2013                           8,347,500
                        GSC Holdings Corp.:
              1,800M        8.865%, 2011  ***                                      1,858,500
              1,700M        8%, 2012                                               1,708,500
              6,100M    Neiman Marcus Group, Inc., 10.375%, 2015  +                6,511,750
--------------------------------------------------------------------------------------------
                                                                                  18,426,250
--------------------------------------------------------------------------------------------
                        Services--3.6%
                        Allied Waste NA, Inc.:
              3,450M        5.75%, 2011                                            3,234,375
              1,847M        9.25%, 2012                                            1,967,055
              1,800M        7.875%, 2013                                           1,809,000
              6,000M        7.375%, 2014                                           5,730,000
              1,680M    Hydrochem Industrial Services, Inc., 9.25%  +              1,629,600
                        United Rentals, Inc.:
              2,700M        6.5%, 2012                                             2,565,000
              4,350M        7%, 2014                                               3,996,563
--------------------------------------------------------------------------------------------
                                                                                  20,931,593
--------------------------------------------------------------------------------------------
                        Telecommunications--.0%
              6,050M    E. Spire Communications, Inc., 13%, 2010  ++  **                 605
              2,400M    ICG Services, Inc., 10%, 2008  ++  **                          1,500
--------------------------------------------------------------------------------------------
                                                                                       2,105
--------------------------------------------------------------------------------------------
                        Transportation--.6%
              1,117M    American Commercial Lines, LLC, 9.5%, 2015                 1,228,700
              1,750M    Overseas Shipholding Group, Inc., 8.25%, 2013              1,824,375
                500M    Titan Petrochemicals Group, Ltd., 8.5%, 2012  +              428,750
--------------------------------------------------------------------------------------------
                                                                                   3,481,825
--------------------------------------------------------------------------------------------
                        Utilities--.0%
                250M    Reliant Energy, Inc., 6.75%, 2014                            231,250
--------------------------------------------------------------------------------------------
                        Wireless Communications--2.2%
              8,000M    Nextel Communications, Inc., 5.95%, 2014                   7,696,792
              5,200M    Rogers Wireless, Inc., 6.375%, 2014                        4,979,000
--------------------------------------------------------------------------------------------
                                                                                  12,675,792
--------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $573,281,015)                               537,469,591
--------------------------------------------------------------------------------------------
                        COMMON STOCKS--1.4%
                        Automotive--.0%
             37,387   * Safelite Glass Corporation, Class "B"  +  **                 140,575
              2,523   * Safelite Realty Corporation  **                               19,654
--------------------------------------------------------------------------------------------
                                                                                     160,229
--------------------------------------------------------------------------------------------
                        Chemicals--.9%
             14,634   * Texas Petrochemicals Corporation  **                         274,388
            180,613   * Texas Petrochemicals Corporation  **                       4,515,325
--------------------------------------------------------------------------------------------
                                                                                   4,789,713
--------------------------------------------------------------------------------------------
                        Food/Drug--.3%
            111,700     Ingles Markets, Inc.                                       1,898,900
--------------------------------------------------------------------------------------------
                        Telecommunications--.2%
             16,049     Deutsche Telekom AG (ADR)                                    257,426
              9,300   * RCN Corporation  **                                               93
             11,620   * TelCove, Inc.  +  **                                       1,119,796
              2,533   * Viatel Holding (Bermuda), Ltd.  **                               177
             18,224   * World Access, Inc.                                                32
--------------------------------------------------------------------------------------------
                                                                                   1,377,524
--------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,800,508)                                     8,226,366
--------------------------------------------------------------------------------------------
                        U.S. GOVERNMENT OBLIGATIONS--.9%
             $5,000M    U.S. Treasury Notes, 7%, 2006 (cost $5,330,156)            5,003,520
--------------------------------------------------------------------------------------------
                        WARRANTS--.1%
                        Aerospace/Defense--.0%
              3,000   * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08)  +  **         30
--------------------------------------------------------------------------------------------
                        Automotive--.0%
                        Safelite Glass Corporation:
             91,625   *    Class "A" (expiring 9/29/06)  +  **                           916
             61,084   *    Class "B" (expiring 9/29/07)  +  **                           611
--------------------------------------------------------------------------------------------
                                                                                       1,527
--------------------------------------------------------------------------------------------
                        Telecommunications--.1%
              3,500   * GT Group Telecom, Inc. (expiring 2/1/10)  +  **                   --
              9,045   * TelCove, Inc. (expiring 4/8/08)           +  **              573,724
--------------------------------------------------------------------------------------------
                                                                                     573,724
--------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,141,854)                                            575,281
--------------------------------------------------------------------------------------------
                        SHORT-TERM CORPORATE NOTES--2.9%
             $1,000M    General Electric Capital Corp., 5.18%, 7/17/06               997,693
              5,300M    Hershey Foods Corp., 5.09%, 7/14/06  +++                   5,290,242
                        Prudential Funding Corp.:
              1,000M        5.1%, 7/6/06                                             999,290
              7,000M        5.14%, 7/6/06                                          6,994,995
              2,500M        5.14%, 7/10/06                                         2,496,784
--------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $16,779,004)                      16,779,004
--------------------------------------------------------------------------------------------
                        SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--.2%
              1,000M    Federal Home Loan Bank, 5.04%, 7/6/06 (cost $999,300)        999,300
--------------------------------------------------------------------------------------------
Total Value of Investments (cost $611,331,837)                         98.8%     569,053,062
Other Assets, Less Liabilities                                          1.2        6,875,816
--------------------------------------------------------------------------------------------
Net Assets                                                            100.0%    $575,928,878
============================================================================================

  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees.  At June 30, 2006, the Fund held eighteen securities that were fair valued by the Valuation Committee with an aggregate value of $8,529,649 representing 1.5% of the Fund's net assets.

*** Interest Rates on adjustable rate bonds are determined and reset quarterly by the indentures. The interest rates above are the rates in effect on June 30, 2006

  + Security exempt from registration under rule 144A of the Securities Act of 1933.  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be resold to qualified institutional investors.
    At June 30, 2006, the Fund held thirty-three 144A securities with an aggregate value of
    $76,807,885 representing 13.3% of the Fund's net assets.

 ++ In default as to principal and/or interest payment

+++ Security exempt from registration under Secton 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of
    1933 and may only be sold to qualified institutional investors. At June 30, 2006, the Fund held one
    Section 4(2) securities with an aggregate value of $5,290,242 representing .9% of the Fund's net assets.

  # Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated future date)

    At June 30, 2006, the cost of investments for federal income tax purposes was $611,493,648.
    Accumulated net unrealized depreciation on investments was $42,440,586, consisting of
    $10,114,880 gross unrealized appreciation and $52,555,466 gross unrealized depreciation.



Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  August 25, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  August 25, 2006